Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	1,981,000,000	1,972,000,000
Long Term Incentive Stock Option Plan [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	100,000	200,000
Share-based compensation grant date fair value | $	$ 8	$ 9
Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	9,000	4,000
Long Term Restricted Stock Unit Program One [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted | $	$ 1	$ 1
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	100,000	100,000
Fair value of stock options granted | $	$ 7	$ 7
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value | $	$ 293	$ 9
Number of shares issued	4.8	0.2
Restricted Stock Units [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	100,000	100,000